Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Tangible assets	$ 506,009	$ 511,286
Assets under construction	27,079	3,311
Intangible assets	148,695	150,289
Right-of-use assets	20,487	10,848
Deferred tax assets	88	1,010
Other assets	2,223	1,189
Total non-current assets	704,581	677,933
Current Assets
Inventories	10,519	10,468
Trade receivables	34,463	45,962
Contract assets	1,183	532
Prepayments and other assets	12,982	8,126
Deferred tax assets	0	390
Cash and cash equivalents	69,282	49,864
Restricted cash	0	300
Total current assets	128,429	115,642
Total Assets	833,010	793,575
Equity
Share capital	20	20
Share premium	233,441	233,441
Accumulated deficit	(72,014)	(85,795)
Total equity	161,447	147,666
Non-current liabilities
Interest-bearing loans and borrowings	531,092	523,751
Contract liabilities	0	1,313
Lease liabilities	20,623	10,084
Provisions	642	733
Deferred tax liabilities	13,592	9,962
Income tax payable	0	9
Other non-current liabilities	431	392
Total non-current liabilities	566,380	546,244
Current liabilities
Trade and other payables	68,186	61,344
Contract liabilities	1,872	3,100
Deferred tax liabilities	66	0
Interest-bearing loans and borrowings	31,013	23,544
Promissory note (related party)	0	10,000
Lease liabilities	4,046	1,677
Total current liabilities	105,183	99,665
Total liabilities	671,563	645,909
Total equity and liabilities	$ 833,010	$ 793,575